Accounting Policies and Related Matters (Tables)	12 Months Ended
Dec. 31, 2010
Accounting Policies and Related Matters (Tables) [Abstract]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized

2011	$48,613
2012	30,828
2013	14,194

2014	9,831
2015	8,618
Thereafter	96,851

Totals	$208,935